Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Long-term debt
Senior	108,419	99,050	96,048	102,475
Subordinated	23,551	21,145	21,002	15,580
Non-recourse liabilities from consolidated VIEs	11,857	12,239	12,992	15,450
Long-term debt	143,827	132,434	130,042	133,505
of which reported at fair value	70,217	64,694	63,369	63,942
Structured notes
Long-term debt
Long-term debt	41,739	38,427	34,815	34,320